DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	46,227,529,620	19,890,294,603	1,918,326,652
Convertible Promissory Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,750,885,442	3,787,362,740	429,623,112
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,788,595,385	12,610,847,082	1,349,817,125
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	235,601,010	74,998,392	25,297,722
Series E Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,320,742,424	3,285,381,029	0
Stock Options and Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	129,116,666	129,116,666	111,000,000